Annual Total Returns [BarChart] - Loomis Sayles Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	3.55%
Annual Return 2012	18.81%
Annual Return 2013	45.90%
Annual Return 2014	19.12%
Annual Return 2015	(3.81%)
Annual Return 2016	2.98%
Annual Return 2017	18.70%
Annual Return 2018	(6.81%)
Annual Return 2019	23.83%
Annual Return 2020	32.54%